SCHEDULE OF DEPRECIATION USING STRAIGHT-LINE METHOD (Details)	9 Months Ended
Sep. 30, 2025
Plant and machineries [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years
Office equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years